UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     February 13, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $145,536 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101     1618   250000 SH  PUT  SOLE                   250000        0        0
AMERICAS CAR MART INC          COM              03062T105     8336   504600 SH       SOLE                   504600        0        0
COLUMBIA LABS INC              COM              197779101     2419   520200 SH       SOLE                   520200        0        0
COMPUGEN LTD                   ORD              M25722105     1164   273200 SH       SOLE                   273200        0        0
COMPUTER ASSOC INTL INC        COM              204912109    14095   500000 SH       SOLE                   500000        0        0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     7342   641800 SH       SOLE                   641800        0        0
COVANTA HLDG CORP              COM              22282E102     9036   600000 SH       SOLE                   600000        0        0
ENCORE ACQUISITION CO          COM              29255W100     3092    96500 SH       SOLE                    96500        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    16338   250000 SH       SOLE                   250000        0        0
GOLD KIST INC                  COM              380614107      450    30100 SH       SOLE                    30100        0        0
HUNT J B TRANS SVCS INC        COM              445658107     6226   275000 SH       SOLE                   275000        0        0
I2 TECHNOLOGIES INC            NOTE  5.250%12/1 465754AF6      540   568000 PRN      SOLE                   568000        0        0
KNIGHT RIDDER INC              COM              499040103     6330   100000 SH       SOLE                   100000        0        0
LITHIA MTRS INC                CL A             536797103     1572    50000 SH       SOLE                    50000        0        0
MAIR HOLDINGS INC              COM              560635104     1825   387400 SH       SOLE                   387400        0        0
MESA AIR GROUP INC             NOTE  2.482% 6/1 590479AB7     4775 10000000 PRN      SOLE                 10000000        0        0
MONOLITHIC SYS TECHNOLOGY IN   COM              609842109     2750   500000 SH       SOLE                   500000        0        0
ORTHOFIX INTL N V              COM              N6748L102     2748    68900 SH       SOLE                    68900        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      591    16857 SH       SOLE                    16857        0        0
PARALLEL PETE CORP DEL         COM              699157103     7484   440000 SH       SOLE                   440000        0        0
PENWEST PHARMACEUTICALS CO     COM              709754105     3416   175000 SH       SOLE                   175000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    20824  1370000 SH       SOLE                  1370000        0        0
RYERSON TULL INC NEW           COM              78375P107    18240   750000 SH       SOLE                   750000        0        0
TYLER TECHNOLOGIES INC         COM              902252105     2661   303100 SH       SOLE                   303100        0        0
WINNEBAGO INDS INC             COM              974637100     1664    50000 SH       SOLE                    50000        0        0